Nature of Business (Detail Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Jan. 12, 2021	Aug. 31, 2021	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Loss attributable to shareholders			$ 4,200,000	$ 4,100,000	$ 4,200,000
Accumulated deficit		$ (31,829,204)	(31,829,204)	(27,802,198)
Proceeds from underwritten public offering	$ 9,471,497
Grant received for covid relief			30,732
Proceeds from exercise of warrants		4,015,043	4,015,043	0
Cash and cash equivalents		10,900,000	10,900,000
Emergency Business Account Loan Program [Member]
Repayment of loan			30,000
Loan received from government				$ 40,000
Remaining balance anticipated to be forgiven		$ 10,000	$ 10,000